As filed with the Securities and Exchange Commission on August 5, 2022.
No. 333-147622
No. 811-22148

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 492	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 493	☒

Invesco Actively Managed Exchange-Traded Fund Trust
(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (800) 983-0903
Adam Henkel, Esquire
3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:
Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700 Washington, DC 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on September 4, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 492 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating September 4, 2022 as the new effective date for Post-Effective Amendment No. 386 to the Trust’s Registration Statement, which was filed on December 13, 2019 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 389, 395, 398, 401, 404, 406, 408, 410, 412, 414, 420, 426, 431, 437, 441, 443, 445, 448, 450, 452, 454, 456, 459, 461, 463, 467, 470, 472, 475, 478, 482, 484, 486, 488 and 490 to the Trust’s Registration Statement filed on February 25, 2020, March 25, 2020, April 15, 2020, April 29, 2020, May 22, 2020, June 4, 2020, June 18, 2020, July 16, 2020, August 12, 2020, August 28, 2020, September 25, 2020, October 14, 2020, November 10, 2020, December 9, 2020, January 7, 2021, January 21, 2021, February 19, 2021,  March 19, 2021, April 16, 2021, May 14, 2021, June 11, 2021, July 9, 2021, August 6, 2021, September 3, 2021, October 1, 2021, October 29, 2021, November 24, 2021, December 22, 2021, January 20, 2022, February 18, 2022, March 18, 2022, April 14, 2022, May 13, 2022, June 10, 2022 and July 8, 2022 , respectively. This Amendment relates solely to Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF, each a series of the Trust.
This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 386 to the Trust’s Registration Statement, which was filed on December 13, 2019, and Part C of Post-Effective Amendment No. 481 to the Trust’s Registration Statement, which was filed on February 25, 2022.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 5th day of August, 2022.
Invesco Actively Managed Exchange-Traded Fund Trust
By:	/s/ Anna Paglia
Anna Paglia
Title:	President and Trustee
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Anna Paglia	President and Trustee	August 5, 2022
Anna Paglia
/s/ Kelli Gallegos	Treasurer	August 5, 2022
Kelli Gallegos
/s/ Adam Henkel	Secretary	August 5, 2022
Adam Henkel
*/s/ Ronn R. Bagge	Vice Chairman and Trustee	August 5, 2022
Ronn R. Bagge
*/s/ Todd J. Barre	Trustee	August 5, 2022
Todd J. Barre
*/s/ Kevin M. Carome	Trustee	August 5, 2022
Kevin M. Carome
*/s/ Edmund P. Giambastiani, Jr.	Trustee	August 5, 2022
Edmund P. Giambastiani, Jr.
*/s/ Victoria J. Herget	Trustee	August 5, 2022
Victoria J. Herget
*/s/ Marc M. Kole	Trustee	August 5, 2022
Marc M. Kole
*/s/ Yung Bong Lim	Trustee	August 5, 2022
Yung Bong Lim
*/s/ Joanne Pace	Trustee	August 5, 2022
Joanne Pace
*/s/ Gary R. Wicker	Trustee	August 5, 2022
Gary R. Wicker
*/s/ Donald H. Wilson	Chairman and Trustee	August 5, 2022
Donald H. Wilson
*By: /s/ Adam Henkel		August 5, 2022
Adam Henkel
Attorney-In-Fact
*
Adam Henkel signs this Registration Statement pursuant to powers of attorney filed with Post-Effective Amendment No.  436 to the Trust's Registration Statement and incorporated by reference herein.